NOTE 11. INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current	$ 1,992	$ 0	$ 0
Deferred	(1,718)	(3,398)	(1,702)
Total	$ 274	$ (3,398)	$ (1,702)